BUSINESS ACQUISITION (Schedule of the Pro Forma Information of Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Acquisition of Easy Shop and AM Outdoor [Member]
Business Acquisition [Line Items]
Pro forma revenues	$ 236,460
Pro forma net loss	(4,917)
Pro forma net loss per ordinary share-basic	$ (0.04)
Pro forma net loss per ordinary share-diluted	$ (0.04)
Acquisition of Dongding [Member]
Business Acquisition [Line Items]
Pro forma revenues	236,491
Pro forma net loss	$ (4,956)
Pro forma net loss per ordinary share-basic	$ (0.04)
Pro forma net loss per ordinary share-diluted	$ (0.04)